SCHEDULE OF NOTES PAYABLE (Details) - USD ($)							1 Months Ended					12 Months Ended
		Jul. 03, 2018	May 10, 2016	Oct. 18, 2013	Apr. 11, 2012	Mar. 15, 2011	Jun. 29, 2017	Apr. 24, 2016	Mar. 29, 2011	Jul. 27, 2010	Mar. 17, 2010	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal balance												$ 127,873		$ 136,123
Accrued interest balance												578,661		491,362
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Principal balance												45,000		45,000
Accrued interest balance												$ 106,155		98,055
Debt Instrument, Issuance Date												Jun. 29, 2017
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 4,732		4,732
Accrued interest balance												$ 28,739		26,770
Debt Instrument, Issuance Date												Jul. 03, 2018
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 25,000		25,000
Accrued interest balance												$ 240,877		190,908
Debt Instrument, Issuance Date												Jul. 27, 2010
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 3,000		11,250
Accrued interest balance														8,545
Debt Instrument, Issuance Date												May 10, 2016
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 15,000		15,000
Accrued interest balance												$ 46,922		42,574
Debt Instrument, Issuance Date												Mar. 15, 2011
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 10,000		10,000
Accrued interest balance												$ 104,704		83,146
Debt Instrument, Issuance Date												Mar. 17, 2010
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 10,000		10,000
Accrued interest balance												$ 8,257		7,246
Debt Instrument, Issuance Date												Oct. 18, 2013
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 8,641		8,641
Accrued interest balance												$ 2,483		2,046
Debt Instrument, Issuance Date												Apr. 24, 2016
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 5,000		5,000
Accrued interest balance												$ 39,572		31,195
Debt Instrument, Issuance Date												Mar. 29, 2011
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Principal balance												$ 1,500
Accrued interest balance												$ 952		$ 877
Debt Instrument, Issuance Date												Apr. 11, 2012
Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Principal balance												$ 127,873	$ 124,873
Accrued Interest Balance												578,661	635,590
Coroware, Inc. and Subsidiaries [Member] | Gary Sumner [Member]
Short-Term Debt [Line Items]
Principal balance												45,000	45,000
Accrued Interest Balance												106,155	110,172
Debt Instrument, Issuance Date	[1]						Jun. 29, 2017
Coroware, Inc. and Subsidiaries [Member] | LTC International Corp [Member]
Short-Term Debt [Line Items]
Principal balance												4,732	4,732
Accrued Interest Balance												28,739	29,715
Debt Instrument, Issuance Date	[1]	Jul. 03, 2018
Coroware, Inc. and Subsidiaries [Member] | Richard Wynns [Member]
Short-Term Debt [Line Items]
Principal balance												25,000	25,000
Accrued Interest Balance												240,877	273,284
Debt Instrument, Issuance Date	[1]									Jul. 27, 2010
Coroware, Inc. and Subsidiaries [Member] | William Rittman [Member]
Short-Term Debt [Line Items]
Principal balance												3,000
Accrued Interest Balance
Debt Instrument, Issuance Date	[1]		May 10, 2016
Coroware, Inc. and Subsidiaries [Member] | Barclay Lyons [Member]
Short-Term Debt [Line Items]
Principal balance												15,000	15,000
Accrued Interest Balance												46,922	49,079
Debt Instrument, Issuance Date	[1]					Mar. 15, 2011
Coroware, Inc. and Subsidiaries [Member] | John Kroon [Member]
Short-Term Debt [Line Items]
Principal balance												10,000	10,000
Accrued Interest Balance												104,704	116,748
Debt Instrument, Issuance Date	[1]										Mar. 17, 2010
Coroware, Inc. and Subsidiaries [Member] | Walter Jay Bell [Member]
Short-Term Debt [Line Items]
Principal balance												10,000	10,000
Accrued Interest Balance												8,257	8,759
Debt Instrument, Issuance Date	[1]			Oct. 18, 2013
Coroware, Inc. and Subsidiaries [Member] | Bell [Member]
Short-Term Debt [Line Items]
Principal balance												8,641	8,641
Accrued Interest Balance												2,483	2,699
Debt Instrument, Issuance Date	[1]							Apr. 24, 2016
Coroware, Inc. and Subsidiaries [Member] | George Ferch [Member]
Short-Term Debt [Line Items]
Principal balance												5,000	5,000
Accrued Interest Balance												39,572	44,145
Debt Instrument, Issuance Date	[1]								Mar. 29, 2011
Coroware, Inc. and Subsidiaries [Member] | Blackbridge [Member]
Short-Term Debt [Line Items]
Principal balance												1,500	1,500
Accrued Interest Balance												$ 952	$ 989
Debt Instrument, Issuance Date	[1]				Apr. 11, 2012

[1]	Unless otherwise noted, interest is simple interest.